Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (127,028)	¥ (119,808)
Equity in earnings of equity method investees-net		(128,468)	(114,252)
Interest income on Loans, including fees		(997,030)	(1,020,156)
Other non-interest expenses		226,629	179,967
Income before income tax expense		(1,005,788)	(510,193)
Income tax expense		252,472	97,073
Net of tax		(753,316)	(413,120)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense		(114,076)	(125,776)
Income tax expense		37,104	42,861
Net of tax		(76,972)	(82,915)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		32,865	5,964
Income before income tax expense		(120,742)	(117,170)
Income tax expense		38,139	40,152
Net of tax		(82,603)	(77,018)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(153,607)	(123,134)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		105
Income before income tax expense		105
Income tax expense		(33)
Net of tax		72
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(36)	(136)
Income before income tax expense		(9,678)	(8,937)
Income tax expense		3,802	3,512
Net of tax		(5,876)	(5,425)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(9,642)	(8,801)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[2]	19,327	10,124
Prior service cost	[2]	(5,273)	(5,425)
Loss (gain) on settlements and curtailment, and other	[2]	(456)	(590)
Income before income tax expense		13,598	4,109
Income tax expense		(4,340)	(1,719)
Net of tax		9,258	2,390
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income			(3,778)
Other non-interest expenses		2,641
Income before income tax expense		2,641	(3,778)
Income tax expense		(464)	916
Net of tax		¥ 2,177	¥ (2,862)

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥1,211 million and ¥44 million; Other comprehensive income-net by ¥12 million and ¥13 million; Total credit losses by ¥1,223 million and ¥57 million, for the six months ended September 30, 2015 and 2016, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.